Note 11 - Options	12 Months Ended
Nov. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 1,825,224 based on the number of issued and outstanding common shares as at November 30, 2018. As at November 30, 2018, 279,257 options are outstanding and there were 1,545,967 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the TSX on the last trading day prior to the grant of the option. Options granted under these plans typically have a term of 5 years with a maximum term of 10 years and generally vest over a period of up to three years.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 276,394 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 276,394 performance-based stock options have vested as of November 30, 2018. Under the terms of the original agreement these options were to expire in September 2014. Effective March 27, 2014, the Company’s shareholders approved the two year extension of the performance-based stock option expiry date to September 2016. Effective April 19, 2016, the Company’s shareholders approved a further two year extension of the performance-based stock option expiry date to September 2018. As a result of the modification of the performance-based stock option expiry date, the Company recorded additional compensation costs of $1,177,782 related to vested performance options during the year ended November 30, 2016. Effective May 15, 2018, the Company’s shareholders approved a further two year extension of the performance-based stock option expiry date to September 2020. As a result of the modification of the performance-based stock option expiry date, the Company recorded additional compensation costs of $45,793 related to vested performance options during the year ended November 30, 2018. These options were outstanding as at November 30, 2018.

In the year ended November 30, 2018, Nil (2017 – 37,600; 2016 - 35,500) stock options were granted to management and other employees and Nil (2017 – 12,000; 2016 - 10,500) stock options were granted to members of the Board of Directors.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718. Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options. The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life that is more than nine years. For options that have an expected life of less than nine years the Company uses its own volatility. The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on the historical average of the term and historical exercises of the options. The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future. The weighted average fair value of employee stock options granted was estimated using the following assumptions:

	November 30,	November 30,	November 30,
	2018	2017	2016

Volatility	—	71.7%	65.2%
Risk-free interest rate	—	1.56%	0.620%
Expected life (in years)	—	5.49	5.00
Dividend yield	—	—	—
The weighted average grant date
	—	$7.50	$12.00

Details of stock option transactions in Canadian dollars (“C$”) are as follows:

			November 30, 2018			November 30, 2017			November 30, 2016
		Weighted			Weighted			Weighted
		average	Weighted		average	Weighted		average	Weighted
		exercise	average		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value	options	share	fair value
		$	$		$	$		$	$
Outstanding,
beginning of year	582,811	32.00	17.20	539,246	34.80	18.80	506,200	38.90	22.10
Granted	-	-	-	49,600	11.70	7.50	46,000	24.20	12.00
Exercised	-	-	-	(200)	23.20	12.00	(2,750)	25.70	16.80
Forfeiture	(25,533)	20.36	14.19	-	-	-	-	-	-
Expired	(1,627)	291.07	228.92	(5,835)	126.40	96.00	(10,204)	192.40	132.90
Balance,
end of year	555,651	31.75	16.69	582,811	32.00	17.20	539,246	34.80	18.80

Options
exercisable,
end of year	544,619	32.16	16.91	522,106	33.00	17.90	439,661	34.90	19.60

As of November 30, 2018, the exercise prices, weighted average remaining contractual life of outstanding options and weighted average grant date fair values were as follows:

				Options outstanding			Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted
		average	average	average		average	average
		exercise	remaining	grant		exercise	grant
Exercise	Number	price per	contract	date	Number	price per	date
price	outstanding	share	life (years)	fair value	exercisable	share	fair value
$ $		$		$		$	$

Under 25	109,067	17.99	2.66	9.75	98,035	14.14	10.15
26.00 - 50.00	446,584	35.11	1.98	29.25	446,584	35.11	29.25
	555,651	31.75			544,619	32.16

Total unrecognized compensation cost relating to the unvested performance-based stock options at November 30, 2018 is approximately $Nil (2017 - $788,887; 2016 - $2,366,659). During the year ended November 30, 2018, specific performance conditions were met as the FDA approved one ANDA for certain drugs, resulting in the vesting of 27,640 performance-based stock options. As a result, a stock-based compensation expense of $793,795 relating to these stock options was recognized in research and development expense (2017 - $1,577,772; 2016 - $620,632).

For the year ended November 30, 2018, no options were exercised. For the year ended November 30, 2017, 200 options were exercised for cash consideration of $1,742. For the year ended November 30, 2016, 2,750 options were exercised for a cash consideration of $52,868.

The following table summarizes the components of stock-based compensation expense.

	November 30,	November 30,	November 30,
	2018	2017	2016
	$	$	$

Research and development	883,064	1,654,051	1,995,805
Selling, general and administrative	44,622	95,948	265,639
	927,686	1,749,999	2,261,444